Investments in associates -Share of loss in associates (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Investments in associates
Share of loss in associates	$ (970)	$ (629)	$ (1,667)
Sociedad Aeroportuaria KunturWasi S.A.
Investments in associates
Share of loss in associates	(260)	(741)	(2,070)
Others
Investments in associates
Share of loss in associates	$ (710)	$ 112	$ 403